PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated October 15, 2008

to the Statement of Additional Information

dated September 30, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 6, 2008, the Board of Directors of PNC Funds, Inc. (the “Company”) appointed George L. Stevens of Beacon Hill Fund Services, Inc. (“Beacon Hill”) as Assistant Vice President and Chief Compliance Officer (“CCO”) of the Company.

Since 2008, Mr. Stevens has been employed by Beacon Hill, a third-party service provider that provides distributor services, chief compliance officer services and/or chief financial officer services to its clients. From 1995 to 2008, he was employed by Citi Funds Services Ohio, Inc. (formerly, BISYS Fund Services Ohio, Inc).